Average Annual Total Returns - FIMMFunds-SelectComboPRO - FIMMFunds-SelectComboPRO - Fidelity Investments Money Market Money Market Portfolio - Fidelity Investments Money Market - Money Market Portfolio - Select Class - Return Before Taxes
May 30, 2023
Average Annual Return:
Past 1 year	1.64%
Past 5 years	1.25%
Past 10 years	0.79%